Other Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Fixed Assets [Abstract]
Other Fixed Assets
	Land	Buildings	Other	Total
Cost, December 31, 2011	$ 9,036	$ 3,459	$ 2,639	$ 15,134
- Additions	-	-	844	844
- Disposals	-	-	(78)	(78)
Cost, December 31, 2012	9,036	3,459	3,405	15,900
- Additions	-	-	10,734	10,734
- Disposals	-	-	(943)	(943)
Cost, December 31, 2013	9,036	3,459	13,196	25,691

Accumulated depreciation, December 31, 2011	-	412	1,556	1,968
- Depreciation expense	-	38	580	618
- Disposals	-	-	(78)	(78)
Accumulated depreciation, December 31, 2012	-	450	2,058	2,508
- Depreciation expense	-	69	923	992
- Disposals	-	-	(718)	(718)
Accumulated depreciation, December 31, 2013	-	519	2,263	2,782

Net book value, December 31, 2011	9,036	3,047	1,083	13,166
Net book value, December 31, 2012	9,036	3,009	1,347	13,392
Net book value, December 31, 2013	$ 9,036	$ 2,940	$ 10,933	$ 22,909